Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment [Member]
Ifrs Statement [Line Items]
Depreciation rate	30%
Furniture and fixtures [Member]
Ifrs Statement [Line Items]
Depreciation rate	20%
Leasehold improvements [Member]
Ifrs Statement [Line Items]
Depreciation rate	Term of lease